General and Administrative - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	$ 35,143	$ 31,014
Share-based compensation	4,125	3,692
Total	12,089	12,599
Corporate [Member]
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	773	660
Office administrative expenses	2,229	2,432
Professional fees	2,092	1,400
Salaries and benefits	11,647	9,381
Share-based compensation	4,125	3,692
Total	20,866	17,565
Mines [Member]
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	972	1,152
Office administrative expenses	2,452	3,735
Professional fees	374	536
Salaries and benefits	8,291	7,176
Total	$ 12,089	$ 12,599